International Bond Opportunities ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
International Bond Opportunities ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	3.90%	7.84%	(5.94%)	0.55%	6.27%	10.85%	(1.65%)